Other Assets	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Other Assets

4. OTHER ASSETS

On May 15, 2013, Holding II issued $150.0 million of Holding II Notes (see Note 7). Costs associated with the issuance of the Holding II notes of $7.2 million were capitalized and are being amortized over the term of the notes using the effective interest method.

6. OTHER ASSETS

During Fiscal 2009, the Company and Tops Markets issued $275.0 million of 2015 Notes, and Tops Markets entered into the 2013 ABL Facility (see Note 9). Costs associated with the 2015 Notes of $9.9 million were capitalized and were being amortized over the term of the notes using the effective interest method. Costs associated with the 2013 ABL Facility of $1.8 million were capitalized and were being amortized on a straight-line basis over the term of the facility.

During Fiscal 2010, the Company and Tops Markets issued an additional $75.0 million of 2015 Notes. Costs associated with the additional 2015 Notes of $3.9 million were capitalized and were being amortized over the term of the notes using the effective interest method. Also during Fiscal 2010, the Company entered into a $25.0 million bridge loan facility (the “Bridge Loan”) with Morgan Stanley Senior Funding, Inc., and Banc of America Bridge LLC. Additionally, the 2013 ABL Facility was amended to increase its borrowing capacity by up to $41.0 million, consisting of an increase in the amount available under the revolving credit facility of $30.0 million and a new term loan facility (the “Term Loan”) of $11.0 million. Costs associated with the Bridge Loan and Term Loan of $0.7 million and $0.4 million, respectively, were capitalized and were being amortized over the terms of the agreements using the effective interest method. As the Bridge Loan and Term Loan were repaid in full during Fiscal 2010, unamortized costs of $0.7 million and $0.3 million, respectively, were written off and recorded within loss on debt extinguishment in the Fiscal 2010 consolidated statement of operations and comprehensive (loss) income. Costs associated with the $30.0 million increase in the revolving 2013 ABL Facility of $0.8 million were capitalized and were being amortized on a straight-line basis over the term of the agreement.

On December 20, 2012, the Company and Tops Markets issued $460.0 million of 2017 Notes (see Note 9), using the proceeds in part to redeem the 2015 Notes. Costs associated with the 2017 Notes of $12.2 million were capitalized and are being amortized over the term of the notes using the effective interest method. Unamortized costs of $7.8 million related to the 2015 Notes were written off and recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income.

On December 14, 2012, Tops Markets entered into the 2017 ABL Facility (see Note 9), which amended and restated the 2013 ABL Facility. Costs associated with the 2017 ABL Facility of $0.8 million were capitalized and are being amortized on a straight-line basis over the term of the facility. Unamortized costs of $0.5 million related to the 2013 ABL Facility were written off and recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of comprehensive (loss) income.

Amortization of deferred financing costs is recorded within interest expense in the consolidated statements of operations and comprehensive (loss) income and amounted to $2.8 million, $2.7 million and $2.4 million in Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. At December 29, 2012, other assets include deferred financing costs, net of accumulated amortization of $0.1 million, totaling $13.0 million. At December 31, 2011, other assets include deferred financing costs, net of accumulated amortization of $5.5 million, totaling $11.1 million.